UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	03-31-2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

International Bond Fund

March 31, 2009

International Bond –_Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Principal Amount	Value

GOVERNMENT BONDS — 75.4%
BELGIUM ― 4.4%
Kingdom of Belgium, 4.00%, 3/28/18	EUR	$ 52,000,000	$ 69,658,896

CANADA ― 3.9%
Government of Canada, 3.75%, 6/1/12	CAD	22,000,000	18,733,677
Government of Canada, 5.00%, 6/1/14	CAD	28,500,000	26,205,849
Government of Canada, 5.75%, 6/1/33	CAD	15,701,000	16,674,841
			61,614,367
DENMARK ― 4.5%
Kingdom of Denmark, 6.00%, 11/15/09	DKK	197,000,000	36,020,111
Kingdom of Denmark, 5.00%, 11/15/13	DKK	180,000,000	35,039,472
			71,059,583
FINLAND ― 4.8%
Government of Finland, 4.25%, 9/15/12	EUR	53,100,000	75,130,513

FRANCE ― 4.5%
Government of France, 5.50%, 4/25/29	EUR	17,900,000	27,816,356
Government of France, 5.75%, 10/25/32	EUR	10,700,000	17,382,624
Government of France, 4.75%, 4/25/35	EUR	18,180,000	26,285,558
			71,484,538
GERMANY ― 15.4%
German Federal Republic, 3.50%, 1/4/16	EUR	54,700,000	76,544,042
German Federal Republic, 3.75%, 1/4/19	EUR	79,600,000	112,458,775
German Federal Republic, 5.625%, 1/4/28	EUR	19,340,000	30,948,261
German Federal Republic, 4.75%, 7/4/34	EUR	12,980,000	19,116,663
German Federal Republic, 4.25%, 7/4/39	EUR	1,980,000	2,811,683
			241,879,424
ITALY ― 8.2%
Republic of Italy, 5.25%, 8/1/17	EUR	44,550,000	64,999,667
Republic of Italy, 5.00%, 8/1/34	EUR	32,070,000	41,302,090
Republic of Italy, 4.00%, 2/1/37	EUR	20,100,000	22,218,577
			128,520,334
JAPAN ― 8.9%
Government of Japan, 1.20%, 3/20/12	JPY	5,670,000,000	58,391,921
Government of Japan, 1.20%, 6/10/17	JPY	2,325,300,000	20,142,217
Government of Japan, 1.80%, 6/20/18	JPY	1,580,000,000	16,744,520
Government of Japan, 1.50%, 9/20/18	JPY	2,650,000,000	27,316,217
Government of Japan, 2.10%, 12/20/26	JPY	1,701,000,000	17,540,088
			140,134,963
NETHERLANDS ― 4.3%
Kingdom of Netherlands, 4.25%, 7/15/13	EUR	27,000,000	38,313,267
Kingdom of Netherlands, 4.00%, 1/15/37	EUR	22,450,000	29,485,729
			67,798,996
SPAIN ― 4.7%
Government of Spain, 5.40%, 7/30/11	EUR	52,050,000	74,423,205

SWEDEN ― 2.0%
Government of Sweden, 5.25%, 3/15/11	SEK	100,000,000	13,144,512
Government of Sweden, 5.50%, 10/8/12	SEK	132,860,000	18,192,157
			31,336,669

International Bond –_Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Principal Amount/Shares	Value

UNITED KINGDOM ― 9.8%
Government of United Kingdom, 5.00%, 3/7/12	GBP	$ 25,700,000	$ 40,001,925
Government of United Kingdom, 4.75%, 9/7/15	GBP	9,270,000	14,946,999
Government of United Kingdom, 4.50%, 3/7/19	GBP	27,950,000	44,637,861
Government of United Kingdom, 8.00%, 6/7/21	GBP	3,100,000	6,503,170
Government of United Kingdom, 4.25%, 6/7/32	GBP	5,850,000	8,683,940
Government of United Kingdom, 4.50%, 12/7/42	GBP	26,700,000	39,539,649
			154,313,544
TOTAL GOVERNMENT BONDS
(Cost $1,232,057,464)			1,187,355,032
CREDIT — 22.2%
AUSTRALIA ― 0.6%
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	12,100,000	8,569,742

CANADA ― 1.7%
Royal Bank of Canada, MTN, 4.50%, 11/5/12	EUR	20,000,000	27,059,330

FRANCE ― 1.7%
Compagnie de Financement Foncier, MTN, 1.25%, 12/1/11	JPY	2,750,000,000	26,690,683

GERMANY ― 8.2%
Eurohypo AG, (Covered Bond), 3.75%, 4/11/11	EUR	44,300,000	60,038,887
KfW, MTN, 5.50%, 9/15/09	GBP	21,900,000	32,225,607
KfW, 2.60%, 6/20/37	JPY	1,100,000,000	10,788,034
Landesbank Baden-Wurttemberg, MTN, 4.50%, 10/5/12	EUR	19,000,000	26,539,699
			129,592,227
IRELAND ― 1.7%
AIB Mortgage Bank, MTN, 3.50%, 4/30/09	EUR	19,800,000	26,303,623

JAPAN ― 0.8%
Development Bank of Japan, 2.30%, 3/19/26	JPY	1,280,000,000	13,073,134

MULTI-NATIONAL ― 4.6%
European Investment Bank, MTN, 4.75%, 6/6/12	GBP	10,550,000	16,042,567
European Investment Bank, 5.375%, 10/15/12	EUR	39,000,000	56,842,582
			72,885,149
SPAIN ― 0.1%
FTA Santander Auto, VRN, 1.93%, 5/25/09, resets quarterly off the 3-month Euribor plus 0.06% with no caps	EUR	1,516,780	1,961,095

UNITED KINGDOM ― 2.8%
Network Rail Infrastructure Finance plc, MTN, 4.75%, 11/29/35	GBP	12,550,000	18,256,499
Royal Bank of Scotland Group plc, MTN, 3.25%, 1/25/13	EUR	20,000,000	25,339,325
			43,595,824
TOTAL CREDIT
(Cost $368,080,526)			349,730,807

TEMPORARY CASH INVESTMENTS — 0.5%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares		90	90

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.875%, 2/28/11, valued at $7,731,238), in a joint trading account at 0.07%, dated 3/31/09, due 4/1/09 (Delivery value $7,574,015)			7,574,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $7,574,090)			7,574,090

International Bond –_Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Value

TOTAL INVESTMENT SECURITIES — 98.1%
(Cost $1,607,712,080)	$1,544,659,929
OTHER ASSETS AND LIABILITIES — 1.9%	29,384,351
TOTAL NET ASSETS — 100.0%	$1,574,044,280

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
6,046,800	CHF for EUR	5/28/09	$ 5,318,643	$ (40,243)
6,700,000	CAD for NOK	5/28/09	5,316,279	148,787
110,000	AUD for USD	5/28/09	76,189	670
160,000	AUD for USD	5/28/09	110,820	1,004
1,160,000	AUD for USD	5/28/09	803,443	(932)
7,550,000	AUD for USD	5/28/09	5,229,306	64,754
50,000	CAD for USD	5/28/09	39,674	1,114
1,380,000	CAD for USD	5/28/09	1,094,995	2,360
2,420,000	CAD for USD	5/28/09	1,920,208	54,657
6,210,000	CAD for USD	5/28/09	4,927,477	111,554
130,000	CHF for USD	5/28/09	114,345	1,468
310,000	CHF for USD	5/28/09	272,670	3,422
3,000,000	CHF for USD	5/28/09	2,638,739	45,825
2,100,000	DKK for USD	5/28/09	374,099	(689)
280,730,000	DKK for USD	5/28/09	50,009,888	1,132,354
550,000	EUR for USD	5/28/09	730,723	14,786
1,120,000	EUR for USD	5/28/09	1,488,017	28,418
1,467,059	EUR for USD	5/28/09	1,949,115	45,264
8,460,000	EUR for USD	5/28/09	11,239,843	277,939
130,000	GBP for USD	5/28/09	186,555	1,919
1,620,000	GBP for USD	5/28/09	2,324,759	37,740
4,871,199	GBP for USD	5/28/09	6,990,349	87,990
5,544,384	GBP for USD	5/28/09	7,956,394	106,083
19,793,951	GBP for USD	5/28/09	28,405,046	351,804
23,000,000	JPY for USD	5/28/09	232,553	1,075
50,000,000	JPY for USD	5/28/09	505,551	3,147
69,000,000	JPY for USD	5/28/09	697,660	8,822
161,000,000	JPY for USD	5/28/09	1,627,873	11,304
716,338,721	JPY for USD	5/28/09	7,242,910	102,647
3,576,938	NOK for USD	5/28/09	531,118	14,930
26,440,000	NOK for USD	5/28/09	3,925,913	163,120
38,520,000	NOK for USD	5/28/09	5,719,598	(21,668)
61,430,000	NOK for USD	5/28/09	9,121,363	289,303
270,000	NZD for USD	5/28/09	153,477	(614)
7,450,000	NZD for USD	5/28/09	4,234,828	(52,845)
2,330,000	SEK for USD	5/28/09	283,509	5,002
14,660,000	SEK for USD	5/28/09	1,783,796	(27,382)
155,543,460	SEK for USD	5/28/09	18,926,185	273,464
(Value on Settlement Date $197,752,263)			$ 194,503,910	$ 3,248,353

International Bond –_Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

Contracts to Buy		Settlement Date	Value	Unrealized Gain (Loss)
4,000,000	EUR for CHF	5/28/09	$ 5,314,347	$ 35,947
35,680,850	NOK for CAD	5/28/09	5,298,030	(167,036)
461,000	AUD for USD	5/28/09	319,299	(3,723)
760,000	AUD for USD	5/28/09	526,394	884
10,170,000	AUD for USD	5/28/09	7,043,979	6,543
1,740,000	CAD for USD	5/28/09	1,380,646	(31,463)
1,970,000	CAD for USD	5/28/09	1,563,145	(36,712)
5,030,000	CAD for USD	5/28/09	3,991,177	(14,302)
40,000	CHF for USD	5/28/09	35,183	(350)
360,000	CHF for USD	5/28/09	316,649	354
1,470,000	CHF for USD	5/28/09	1,292,982	(21,725)
3,840,000	CHF for USD	5/28/09	3,377,586	(43,502)
2,000,000	EUR for USD	5/28/09	2,657,173	17,853
4,500,000	EUR for USD	5/28/09	5,978,640	(116,128)
11,714,962	EUR for USD	5/28/09	15,564,342	(339,187)
23,757,166	EUR for USD	5/28/09	31,563,454	(722,534)
27,991,198	EUR for USD	5/28/09	37,188,732	(838,430)
410,000	GBP for USD	5/28/09	588,365	778
1,090,000	GBP for USD	5/28/09	1,564,190	(26,120)
3,200,000	GBP for USD	5/28/09	4,592,117	(70,923)
100,000,000	JPY for USD	5/28/09	1,011,101	(18,097)
784,925,550	JPY for USD	5/28/09	7,936,392	(145,625)
3,188,271,008	JPY for USD	5/28/09	32,236,650	(597,597)
15,510,000	NOK for USD	5/28/09	2,302,984	(102,226)
37,220,000	NOK for USD	5/28/09	5,526,569	88,109
40,380,000	NOK for USD	5/28/09	5,995,778	(177,779)
340,000	NZD for USD	5/28/09	193,267	433
600,000	NZD for USD	5/28/09	341,060	(4,882)
1,710,000	NZD for USD	5/28/09	972,021	11,941
3,420,000	NZD for USD	5/28/09	1,944,042	25,251
6,880,000	NZD for USD	5/28/09	3,910,821	(64,787)
560,000	SEK for USD	5/28/09	68,140	295
5,000,000	SEK for USD	5/28/09	608,389	(15,361)
6,630,000	SEK for USD	5/28/09	806,724	(21,195)
24,870,000	SEK for USD	5/28/09	3,026,127	(83,673)
47,540,000	SEK for USD	5/28/09	5,784,562	(146,668)
48,050,000	SEK for USD	5/28/09	5,846,618	(92,373)
(Value on Settlement Date $212,381,685)			$ 208,667,675	$ (3,714,010)

International Bond –_Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

Notes to Schedule of Investments
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	Euro
Euribor	-	Euro Interbank Offered Rate
GBP	-	British Pound
JPY	-	Japanese Yen
MTN	-	Medium Term Note
NOK	-	Norwegian Krona
NZD	-	New Zealand Dollar
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEK	-	Swedish Krona
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

International Bond –_Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded primarily on a principal securities exchange are valued at the last reported sales price or at the mean of the latest bid and asked prices where no last sales price is available. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of March 31, 2009:
Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 - Quoted Prices	$ 90	-
Level 2 - Other Significant Observable Inputs	1,544,659,839	$ (465,657)
Level 3 - Significant Unobservable Inputs	-	-
	$ 1,544,659,929	$ (465,657)

* Includes forward foreign currency exchange contracts.

3. Federal Tax Information

As of March 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 1,609,379,824
Gross tax appreciation of investments	$ 44,533,423
Gross tax depreciation of investments	(109,253,318)
Net tax appreciation (depreciation) of investments	$ (64,719,895)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY INTERNATIONAL BOND FUNDS

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 29, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 29, 2009